Average Annual Total Returns - StrategicAdvisersMunicipalBondFund-PRO - StrategicAdvisersMunicipalBondFund-PRO - Strategic Advisers Municipal Bond Fund	Jul. 29, 2023
Strategic Advisers Municipal Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(10.58%)
Since Inception	(6.76%)
Strategic Advisers Municipal Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(10.58%)
Since Inception	(6.76%)
Strategic Advisers Municipal Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(5.21%)
Since Inception	(4.55%)
LB015
Average Annual Return:
Past 1 year	(8.53%)
Since Inception	(5.39%)	[1]

[1]	A From June 17, 2021 .